Annual Total Returns [BarChart] - LVIP Dimensional US Core Equity 2 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2016	16.75%
2017	18.31%
2018	(9.64%)
2019	28.82%
2020	15.34%